Geographic Information - Summarizes total property and equipment, net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Property & equipment, net	$ 3,280	$ 3,505	$ 4,337
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property & equipment, net	2,943	3,174	4,011
Americas (excluding United States)
Revenues from External Customers and Long-Lived Assets [Line Items]
Property & equipment, net	206	192	193
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property & equipment, net	$ 131	$ 139	$ 133